Capital Stock (Tables)	12 Months Ended
Aug. 31, 2021
Schedule of Share Capital Activity

	Number of units	$(000	’s)
Balance at September 1, 2019	150,391,558	$108,218
Issued for cash, net of share issue costs	6,768,634	3,441
Shares issued for settlement of convertible and gold loans	29,267,417	11,382
Transfer of conversion component on conversion of convertible loans	-	4,286
Shares issued for interest on gold and convertible loans	1,463,855	584
Shares issued for services	5,623,000	3,228
Finders fees on convertible and gold bullion loans	1,025,762	477
Warrants exercised	5,434,896	3,484
Balance at August 31, 2020	199,975,122	$135,100
Issued for cash, net of share issue costs	38,477,666	23,226
Warrants issued	-	(8,710)
Issued for settlement of convertible debentures (Note 25)	12,150,447	7,015
Issued for settlement of debts related to convertible and gold loans (Note 25)	4,266,321	1,497
Options exercised	1,000	-
Transfer of reserve on exercise of options	-	1
Balance at August 31, 2021	254,870,556	$158,129

Schedule of warrants outstanding

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2019	4,305,758	1.09
Warrants exercised	(4,017,857)	1.10
Warrants issued	3,002,037	1.21
Balance – August 31, 2020	3,289,938	1.19
Warrants issued	20,391,114	0.89
Balance – August 31, 2021	23,681,052	0.94

Schedule of warrants and compensation warrants

	Number of Warrants	Exercise price	Expiry date
Private placement financing agent warrants - September 1, 2016	73,616	$0.8718	September 1, 2021
Private placement financing agent warrants - September 26, 2016	214,285	$0.9515	September 26, 2021
Convertible debenture warrants - July 27, 2020	3,002,037	$1.2125	July 27, 2023
Private placement financing warrants - December 23, 2020	2,777,268	$1.50	December 23, 2023
Private placement financing warrants - February 11, 2021	16,461,539	$0.80	February 11, 2026
Private placement financing broker warrants - February 11, 2021	1,152,307	$0.80	February 11, 2026

Balance, August 31, 2021	23,681,052	-	-

Schedule of continuity of outstanding stock options

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2019 and 2020	7,352,000	CAD $0.41
Options exercised	(1,000)	CAD $0.40
Balance – August 31, 2021	7,351,000	CAD $0.41

Schedule of Options to purchase common shares carry exercise prices and terms to maturity

				Remaining
Exercise price (1)	Number of options		Expiry	contractual
Outstanding $	Outstanding	Exercisable	Date	life (years) (1)
CAD $0.40	3,719,000	3,719,000	September 29, 2026	5.1
CAD $0.43	3,532,000	3,532,000	October 11, 2026	5.1
CAD $0.35	100,000	100,000	January 2, 2028	6.3
CAD $0.41	7,351,000	7,351,000		5.1
(1)	Total represents weighted average.